Consolidated Statement of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	R$ 311,156	R$ 43,287
Marketable securities	491,102
Trade receivables	492,234	388,847
Inventories	249,632	222,236
Taxes recoverable	18,871	13,427
Income tax and social contribution recoverable	7,594	36,859
Prepayments	27,461	22,644
Other receivables	124	1,735
Related parties - other receivables	2,070	38,141
Total current assets	1,600,244	767,176
Non-current assets
Judicial deposits and escrow accounts	172,748	172,932
Deferred income tax and social contribution	88,546	57,340
Property Plant and equipment	192,006	184,961
Intangible assets and goodwill	4,924,726	4,985,385
Total non-current assets	5,378,026	5,400,618
Total Assets	6,978,270	6,167,794
Current liabilities
Bonds and financing	502,882	440,947
Lease liabilities	18,263	7,101
Suppliers	279,454	223,658
Suppliers - related parties		207,174
Taxes payable		867
Income tax and social contribution payable	1,761	18,784
Salaries and social contributions	69,123	61,748
Contract liabilities and deferred income	47,169	49,328
Accounts payable for business combination	17,132	1,772
Other liabilities	4,285	3,911
Other liabilities - related parties	135,307	49,244
Loans from related parties	20,884	29,192
Total current liabilities	1,096,260	1,093,726
Non-current liabilities
Bonds and financing	290,459	1,200,000
Lease liabilities	154,840	146,613
Accounts payable for business combination	30,923	9,169
Provision for tax, civil and labor losses	613,933	609,007
Contract liabilities and deferred income	6,538	9,196
Total non-current liabilities	1,096,693	1,973,985
Shareholder's Equity / Parent Company's Net investment
Parent Company's Net Investment		3,100,083
Share Capital	4,820,815
Capital reserve	38,962
Accumulated losses	(74,460)
Total Shareholder's Equity / Parent Company's Net investment	4,785,317	3,100,083
Total Liabilities and Shareholder's Equity / Parent Company's Net Investment	R$ 6,978,270	R$ 6,167,794